Earnings Per Share	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Earnings per share
8. Earnings per share
Basic earnings per share excludes dilution and is computed by dividing net income available to common stockholders of the Company, since February 9, 2023, by the weighted-average number of shares of Class A common stock outstanding during the same period.
Diluted earnings per share reflects the potential dilution from stock-based compensation awards. The potential dilution from awards was computed using the treasury stock method based on the average fair market value of the Company’s common stock for the period. Additionally, the potential dilution impact of Class B common stock convertible into Class A was also considered in the calculation.
The computation of earnings per share and weighted average shares outstanding of the Company’s common stock for the period is presented below:

	February 9, 2023 - March 31, 2023
(in thousands except share and per share amounts)	Income Numerator	Weighted average shares outstanding Denominator	Per Share Amount

BASIC EPS
Net income available to Nextracker Inc. common stockholders	$1,143	45,886,065	$0.02

Effect of Dilutive impact
Common stock equivalents from Options awards		377,316
Common stock equivalents from RSUs		1,291,346
Common stock equivalents from PSUs		92,388
Income attributable to non-controlling interests and common stock equivalent from Class B common stock	$2,446	98,204,522

DILUTED EPS
Net income available to Nextracker Inc. common stockholders	$3,589	145,851,637	$0.02